Discontinued Operations And Other Disposition	12 Months Ended
Dec. 31, 2013
Discontinued Operations And Other Disposition [Abstract]
Discontinued Operations And Other Disposition

Note 3 – Discontinued Operations and Other Dispositions

Discontinued Operations – In September 2012, the Company began to market for sale its water and wastewater operations in Florida, which served approximately 38,000 customers, and the Company’s waste water treatment facility in Georgia.  In March, April, and December 2013, through five separate sales transactions, we completed the sale of our water and wastewater utility systems in Florida, which concluded our regulated operations in Florida.  The Company received total net proceeds from these sales of $88,934 and recognized a gain on sale of $21,178 ($13,766 after-tax).  One of the Company’s sales in Florida, which was completed in March 2013, and represented approximately 8% of our customers served in Florida, remains subject to customary regulatory review, for which we expect to receive the regulator’s decision by midyear 2014.  If the regulator does not approve this sale, the purchase price would be refunded and the assets sold would revert back to the Company.  The Company has accounted for these operations as business held for sale.  The sale of the Company’s wastewater operation in Georgia will conclude the Company’s operations in this state.

In July 2011, the Company entered into a definitive agreement with Connecticut Water Service, Inc. to sell its operations in Maine, which served approximately 16,000 customers, for cash at closing plus specific assumed liabilities, including debt of $17,364.  On January 1, 2012, the Company completed the sale for net proceeds of $36,870, and recognized a gain on sale of $17,699 ($10,821 after-tax).  In 2011, the Company recognized additional income tax expense of $4,008 for the additional deferred tax liabilities that arise from the difference between the stock and tax basis of the Company’s investment in its Aqua Maine subsidiary.

In July 2011, the Company entered into a definitive agreement with American Water to sell its operations in New York for its book value at closing plus specific assumed liabilities, including debt of approximately $23,000.  On May 1, 2012, the Company completed the sale for net proceeds of $36,688 in cash as adjusted pursuant to the sale agreement based on book value at closing.  In 2012, the Company recognized a loss on sale of $2,736 ($1,874 after-tax), resulting from charges incurred from the sale.  In 2011, the Company recognized additional income tax expense of $3,245 for the additional deferred tax liabilities that arise from the difference between the stock and tax basis of the Company’s investment in its Aqua New York subsidiary.  The Company’s New York operations served approximately 51,000 customers.

The operating results, cash flows, and financial position of the Company’s subsidiaries named above have been presented in the Company’s consolidated statements of net income, consolidated statements of cash flow, and consolidated balance sheets as discontinued operations.

A summary of discontinued operations presented in the consolidated statements of net income includes the following:

	Years Ended December 31,
	2013	2012	2011
Operating revenues	$12,264	$31,458	$67,391
Total operating expenses	8,710	24,286	49,617
Operating income	3,554	7,172	17,774
Other (income) expense:
Gain on sale	(21,178)	(14,718)	-
Other expenses, net	-	1,397	3,495
Income from discontinued operations before income taxes	24,732	20,493	14,279
Provision for income taxes	8,425	8,017	12,893
Income from discontinued operations	$16,307	$12,476	$1,386

The assets and liabilities of discontinued operations presented in the consolidated balance sheets include the following:

	December 31,
	2013	2012
Property, plant and equipment, at cost	$319	$128,463
Less: accumulated depreciation	119	48,856
Net property, plant and equipment	200	79,607
Current assets	594	4,656
Regulatory assets	-	2,034
Other assets	-	126
Assets of discontinued operations held for sale	794	86,423

Current liabilities	14,348	2,074
Deferred income taxes and investment tax credits	-	5,166
Contributions in aid of construction	-	15,560
Other liabilities	468	837
Liabilities of discontinued operations held for sale	14,816	23,637

Net (liabilities) assets	$(14,022)	$62,786

Other Dispositions – The following dispositions have not been presented as discontinued operations in the Company’s consolidated financial statements as the Company does not believe that disclosure of the following disposed water and wastewater utility systems as discontinued operations is meaningful to the reader of the financial statements for making investment decisions either individually or in the aggregate.  The gains disclosed below are reported in the consolidated statements of net income as a reduction to operations and maintenance expense.

In June 2013, the Company sold a water and wastewater utility system for net proceeds of $3,400.  The sale resulted in the recognition of a gain on sale of these assets, net of expenses, of $1,025 ($615 after-tax), and is reported in the consolidated statement of net income as a reduction to operations and maintenance expense.  The utility system represented approximately 0.04% of the Company’s total assets.

In June 2011, the Company sold a water and wastewater utility system for net proceeds of $4,106.  The sale resulted in the recognition of a gain on the sale, net of expenses, of $2,692 ($1,615 after-tax), and is reported in the consolidated statement of net income as a reduction to operations and maintenance expense.  The utility systems represented approximately 0.03% of the Company’s total assets.

In May 2011, the Company sold its regulated water and wastewater operations in Missouri for net proceeds of $3,225.  This sale of the Company’s Missouri operations concluded its regulated utility operations in Missouri.  The sale of the Company’s utility operations in Missouri represented approximately 0.07% of the Company’s total assets.

In January 2011, the Company sold a water and wastewater utility system for net proceeds of $3,118.  The sale resulted in the recognition of a gain on the sale of these assets, net of expenses, of $2,452 ($1,471 after-tax), and is reported in the consolidated statement of net income as a reduction to operations and maintenance expense.  The utility system represented approximately 0.01% of the Company’s total assets.

The City of Fort Wayne, Indiana (the “City”) has authorized the acquisition by eminent domain of the northern portion of the utility system of one of the Company’s operating subsidiaries in Indiana, Utility Center Inc., (the “Northern Assets”).  In January 2008, the Company reached a settlement with the City to transition the Northern Assets in February 2008 upon receipt of the City’s initial valuation payment of $16,911.  The settlement agreement specifically stated that the final valuation of the Northern Assets will be determined through a continuation of the legal proceedings that were filed challenging the City’s valuation.  On February 12, 2008, the Company turned over the Northern Assets to the City upon receipt of the initial valuation payment.  The proceeds received by the Company are in excess of the book value of the assets relinquished.  No gain has been recognized due to the contingency over the final valuation of the assets.  The net book value of the Northern Assets has been removed from the consolidated balance sheet and the difference between the net book value and the initial payment received has been deferred and is recorded in other accrued liabilities on the Company’s consolidated balance sheet.  Once the contingency is resolved and the asset valuation is finalized, through the finalization of the litigation between the Company and the City, the amounts deferred will be recognized in the Company’s consolidated statement of net income.  On March 16, 2009, oral argument was held on procedural aspects with respect to the valuation evidence that may be presented and whether the Company is entitled to a jury trial.  On October 12, 2010, the Wells County Indiana Circuit Court ruled that the Company is not entitled to a jury trial, and that the Wells County judge should review the City of Fort Wayne Board of Public Works’ assessment based upon a “capricious, arbitrary or an abuse of discretion” standard.  The Company disagreed with the Court’s decision and appealed the Wells County Indiana Circuit Court’s decision to the Indiana Court of Appeals.  On January 13, 2012, the Indiana Court of Appeals reached a decision upholding the Wells County Indiana Circuit Court decision.  On February 10, 2012, the Company filed a petition for transfer requesting that the Indiana Supreme Court review the matter.  On April 11, 2013, the Supreme Court of Indiana ruled that the statute at issue gives the Company the right to a full evidentiary hearing before a jury regarding the value of the assets and remanded the case to the trial court for a proceeding consistent with that ruling.  The Company continues to evaluate its legal options with respect to this decision.  Depending upon the outcome of all of the legal proceedings, including the planned transaction below, which would resolve this litigation, the Company may be required to refund a portion of the initial valuation payment, or may receive additional proceeds.  The Northern Assets relinquished represents approximately 0.4% of the Company’s total assets.

In addition, in December 2012, the Fort Wayne City Council considered an ordinance that sought to declare it a “public convenience and necessity” to acquire some of the Company's water utility system assets located in the southwest section of the City and in Allen County (the “Southern Assets”), and if negotiations with Fort Wayne officials were to fail, to condemn the Southern Assets.  The first public hearing on the ordinance was held on January 22, 2013 and a subsequent hearing scheduled for February 5, 2013 was not held due to ongoing settlement discussions between the parties.  On July 2, 2013, the Company’s operating subsidiary and the City signed a letter of intent, which among other items, addresses many of the terms by which the City would purchase the Company’s Southern Assets, will resolve the litigation between the Company and the City with respect to the Northern Assets, and will establish the terms by which the Company’s operating subsidiary will treat wastewater sent to it by the City.  The letter of intent states that the City agrees to pay the Company $50,100 for the Northern Assets and Southern Assets in addition to the $16,911 paid to the Company by the City in 2008 as an initial valuation payment for the Northern Assets (for a total payment of $67,011).  The letter of intent is conditioned on the Company’s Board of Directors and City Council approving the final terms of the proposed transaction, and the Company and the City entering into several definitive agreements that detail the subject matter of the letter of intent.  On February 27, 2014, the Company’s Board of Directors authorized management to enter into agreements with the City on terms and conditions that are consistent with the July 2, 2013 letter of intent, for among other items, the sale of the Company’s Northern Assets and Southern Assets to the City.  Further, the completion of the transaction is subject to regulatory requirements and approval.  If this transaction is consummated, the Company will expand its sewer customer base in the City.  The completion of the transaction is not expected to close until the third quarter of 2014.  The Company continues to evaluate its legal and operational options on an ongoing basis.